Summary of Significant Accounting Policies Revenue - 10K (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Revenue, percentage	100.00%	100.00%	100.00%